Significant Accounting Policies (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Risk-free interest	1.52%	2.73%	2.05%
Dividend yields	0.00%	0.00%	0.00%
Volatility	55.00%	55.00%	57.00%
Expected option term	3 years 6 months	3 years 6 months	3 years 6 months
Forfeiture rate	0.00%	0.00%	0.00%